Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Patent rights	$ 1,100,000
Software	117,030
Developed new capitalized software	1,843,571
Amortization expense	$ 214,703	$ 199,913	$ 327,636